INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Abstract]
Earnings (loss) before income taxes	$ 513.7	$ (390.4)
Canadian statutory income tax rates (in percent)	26.50%	26.50%
Income taxes at Canadian statutory rates	$ 136.2	$ (103.5)
Effect of differences in tax rates in other jurisdictions	1.8	7.4
Non-deductible impairment of goodwill	0.0	41.6
Tax benefits not previously recognized and unrecognized tax benefits	(6.8)	18.3
Non-taxable gain on fair value remeasurement of SIMCOM	(21.9)	0.0
Non-taxable revenues	0.0	(4.1)
Tax impact on after tax profit of equity accounted investees	(18.5)	(18.8)
Prior years' tax adjustments	2.8	(14.4)
Other	5.1	0.7
Income tax expense (recovery)	$ 98.7	$ (72.8)
Effective tax rate (in percent)	19.00%	19.00%